Financial Risk Management (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	December 31, 2020		June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	41,205	45%	27,949	31%
Non-current borrowings
Variable rate borrowings - Hercules	10,422	11%	21,951	25%
	51,627	56%	49,900	56%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	December 31, 2020			June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	9.70%	9.70%	51,627(1)	9.70%	9.70%	49,900(1)
Rate increase by 5%	10.19%	10.19%	243	10.19%	10.19%	243
Rate decrease by 5%	9.22%	9.22%	(243)	9.22%	9.22%	(243)

(1)	Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of December 31, 2020, and June 30, 2020.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of December 31, 2020 and June 30, 2020. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	December 31, 2020			June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	0.00%(1)	0.00%(1)	50,576	0.03%	0.03%	102,925
Rate increase by 10%	0.03%(1)	0.03%(1)	0	0.03%	0.03%	3
Rate decrease by 10%	0.03%(1)	0.03%(1)	0	0.03%	0.03%	(3)

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	0.40%	0.40%	600	0.86%	0.86%	600
Rate increase by 10%	0.44%	0.44%	0	0.95%	0.95%	1
Rate decrease by 10%	0.36%	0.36%	(0)	0.77%	0.77%	(1)

(1)	The interest rate reduced to 0% for the period ended December 31, 2020. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is the opening rate on July 1, 2020.

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	December 31, 2020		June 30, 2020
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	367	0%	4,506	5%
Non-current borrowings
Borrowings - NovaQuest	38,663	44%	35,072	39%
	39,030	44%	39,578	44%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value

As of December 31, 2020, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis, and which therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)(3)	(45,558)	(18,552)	(43,903)	(30,273)	(138,286)	(90,657)
Trade payables	(28,610)	—	—	—	(28,610)	(28,610)
Lease liabilities	(3,043)	(2,523)	(4,566)	(218)	(10,350)	(9,064)
	(77,211)	(21,075)	(48,469)	(30,491)	(177,246)	(128,331)

(1)

Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at December 31, 2020 without taking into account drawdowns of further tranches.

(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of pediatric SR-aGVHD.

(3)

In January 2021, as disclosed in Note 11, the Group amended the terms of the Hercules loan agreement to extend the interest-only period of the loan up to March 2022, subject to achieving certain milestones. Presentation at December 31, 2020 has not been changed as a result of this amendment.